LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

20.LEASES

Lessee accounting

SCHMID’s lease obligations primarily relate to rights to buildings mainly for its office, R&D and production premises as well as to leased vehicles. The carrying amounts of right-of-use assets recognized and the movements during the period were as follows:

in € thousand	Real Estate	Vehicles	Total
1/1/2022	1,207	306	1,513
Additions to right-of-use assets	144	336	480
Depreciation	(430)	(211)	(642)
Foreign exchange differences	(15)	(2)	(17)
12/31/2022	906	428	1,334
Additions to right-of-use assets	8,402	178	8,581
Depreciation	(543)	(236)	(779)
Foreign exchange differences	(68)	(5)	(73)
12/31/2023	8,697	365	9,063

In December 2023, SCHMID signed a sale and leaseback contract with Schmid Grundstücke GmbH Co. KG, an entity controlled by Mrs. Schmid, for production facility and office buildings in Freudenstadt. The purchase price is €11,400 thousand. The lease term is 10 years. There is an extension option that can be exercised by the lessee 12 months before the end of the term. SCHMID can extend the lease term three times by 5 years each time. A lease payment of €100 thousand (excl. VAT) is due in advance each month. This resulted in an increase in the right-of-use asset in the amount of €7,092 thousand and a lease liability in the amount of €8,895 thousand. The gain on sale equals €507 thousand. As the sale and leaseback was concluded with a related party the rate implicit to the lease was used.

For other leases SCHMID cannot readily determine the interest rate implicit in the leases, therefore, it uses its incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that SCHMID would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBRs used by SCHMID are calculated based on the risk-free rate, individual country risk premiums of underlying country and credit spread. The weighted average IBR on December 31, 2023 is 6.03% (December 31, 2022: 5.49%).

There are no variable lease payments resulting from indexed rental payments or other variable rental components. The carrying amounts of lease liabilities and the movements during the period were as follows:

in € thousand	Lease Liability
1/1/2022	1,528
Additions	433
Interest	68
Payments	(676)
Foreign exchange difference	(19)
12/31/2022	1,333
Additions	10,347
Interest	102
Payments	(819)
Foreign exchange difference	(77)
12/31/2023	10,886

The combined statement of profit or loss and other comprehensive income (loss) included the following amounts of lease related expense:

in € thousand	2023	2022	2021
Depreciation of right of-use-assets	(779)	(642)	(487)
Interest expense on lease liabilities	(103)	(68)	(49)
Short-term lease expenses	(383)	(523)	(341)
Lease expenses for low-value assets	(7)	(28)	(68)
Total amount recognized in expense	(1,273)	(1,260)	(945)

The below table provides information on the total cash outflow from all leases during the year:

in € thousand	2023	2022	2021
Principal paid	(715)	(609)	(451)
Interest paid	(103)	(68)	(49)
Short term and low value leases	(391)	(551)	(409)
Total amount paid	(1,209)	(1,227)	(908)

The below table shows a maturity analysis of undiscounted lease payments for which a right-of-use asset and lease liability were recognized:

in € thousand	12/31/2023	12/31/2022
≤ 1 year	2,108	564
> 1 ≤ 2 years	1,928	465
> 2 ≤ 5 years	4,081	446
> 5 years	6,014	—
Gross lease liabilities – minimum lease payments	14,130	1,476
Discount and foreign currency effects	(3,244)	143
Present value of the lease liabilities	10,886	1,333

Lessor accounting

A part of the office and laboratories buildings located at the headquarter are leased to a related party under an operating lease with rent payable on a monthly basis. Lease income from the operating lease where SCHMID is a lessor is recognized in other income on a straight-line basis over the lease term. The lease income per month amounts to €10 thousand and does not include variable lease payments that depend on an index or rate. The lease contract was fixed until March 31, 2022 and is automatically renewed each year for another 12 months if none of the parties terminates the agreement. As a result, the minimum lease payments to be received are €115 thousand in 2023 (2022: €115 thousand, 2021: €115 thousand). The asset underlying the lease contract is included in property, plant and equipment.

In addition, SCHMID is party to a sublease contract for an office building. SCHMID leases the office from a third party and subleases it to a related party. The lease-out is categorized as operating lease and has an indefinite lease term with a termination option for both parties of six months. The lease income per month amounts to €3 thousand and does not include variable lease payments that depend on an index or rate.